Significant Events After the Reporting Period	12 Months Ended
Dec. 31, 2025
Significant Events After the Reporting Period [Abstract]
Significant events after the reporting period
44.	Significant events after the reporting period

The Group evaluates all events and transactions that occurred after December 31, 2025 and up through April 30, 2026, which is the date the audited consolidated financial statement are available to be issued, and concluded that other than the events disclosed below and elsewhere in these consolidated financial statements, there is no other subsequent event occurred that would require recognition or disclosure in the Group’s consolidated financial statements.

a)	New Loan Facility

As of the date of the issuance of the consolidated financial statements, the Company has entered four loan agreements with the following amounts and terms:

(a)	A loan of $159,084 (NTD5,000,000) with a one-year term (March 3, 2026 to March 2, 2027) and an annual interest rate of 5% was obtained. This borrowing was obtained from Yang, Shin-Fan, a director of the Company’s Taiwan subsidiary, and there is no collateral or security for the loan.

(b)	A loan of $190,900 (NTD6,000,000) with a 90-day term (March 10, 2026 to June 8, 2026) and an annual interest rate of 14% was obtained from a third party. There is no collateral or security for the loan.

(c)	A loan of $572,701 (NTD18,000,000) with a three-year term (April 13, 2026 to April 13, 2029) and an annual interest rate of 7.2176% was obtained from a third party. A deposit of $103,404 (NTD3,250,000) and investment properties were provided as collateral.

(d)	A loan of $1,000,000 with a one-year term (April 20, 2026 to April 19, 2027) and an annual interest rate of 6% was obtained from a third party. The facility is secured by receivables under consignment agreements of Infobahn Inc. (a wholly-owned subsidiary of the Company) and is personally guaranteed by the CEO of the Company, Motoko Imada. The default interest rate is 14% per annum.